Financial instruments - Activity related to allowance for doubtful accounts (Details) - Customer accounts receivable - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Summary of activity related to allowance for doubtful accounts
Balance, beginning of year	$ (108.0)
Balance, end of year	(157.6)	$ (108.0)
Allowance for doubtful accounts
Summary of activity related to allowance for doubtful accounts
Balance, beginning of year	1.8	2.9
Additions	6.5	0.6
Recovery	(3.1)	(1.7)
Balance, end of year	$ 5.2	$ 1.8